INCOME TAXES - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Mar. 31, 2018	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ (1,040.8)	$ (1,049.3)			$ (1,394.7)
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	2,800.0	3,000.0
Income taxes paid, settlement	101.3	76.7	[1]
True-up of tax provisions in respect of prior years and effects of Brazilian Tax Matters (Note 13(e))	27.5	150.7
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(82.0)	82.1
Argentina
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(4.1)
Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		7.4
Tax estimated amount	$ 33.3
Income taxes paid, settlement		$ 76.7
Bottom of range | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax estimated amount				$ 68.0

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.